                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (FORMERLY THE TRAVELERS INSURANCE COMPANY)
          METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
         METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
        METLIFE OF CT SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES

                METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
               (FORMERLY THE TRAVELERS LIFE AND ANNUITY COMPANY)
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
         METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
        METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES

                            PIONEER ANNUISTAR FLEX
                            PIONEER ANNUISTAR PLUS
                               PIONEER ANNUISTAR
                            PIONEER ANNUISTAR VALUE

                      SUPPLEMENT DATED DECEMBER 15, 2006
                                    TO THE
                        PROSPECTUSES DATED MAY 1, 2006

This supplements the information contained in the Prospectuses for the variable annuity Contracts listed above. This supplement should be read in its entirety and kept together with the Prospectus for future reference.

1.  REORGANIZATION OF PIONEER VCT PORTFOLIOS

Effective on or about December 15, 2006, three Portfolios of the Pioneer Variable Trust available under the Contracts were reorganized by merger into three other Pioneer VCT Portfolios also available under the Contracts. The reorganizations were as follows:

   . Pioneer Balanced VCT Portfolio into Pioneer Ibbotson Moderate Allocation VCT Portfolio

   .  Pioneer Europe VCT Portfolio into Pioneer International Value VCT
      Portfolio

   . Pioneer AmPac Growth VCT Portfolio into Pioneer Oak Ridge Large Cap Growth VCT Portfolio

Upon closing of the reorganizations, Contract Owners who had Contract Value allocated to the Pioneer Balanced VCT Portfolio, the Pioneer Europe VCT Portfolio and the Pioneer AmPac Growth VCT Portfolio received a corresponding class of shares in the Pioneer Ibbotson Moderate Allocation VCT Portfolio, the Pioneer International Value VCT Portfolio and the Pioneer Oak Ridge Large Cap Growth VCT Portfolio, respectively. The reorganizations did not cause any change in a Contract's total Contract Value.

2.  MERGER OF PRINCIPAL UNDERWRITER

Effective October 20, 2006, the principal underwriter and distributor of the Contracts, MLI Distribution LLC, merged with and into MetLife Investors Distribution Company. MetLife Investors Distribution Company is a wholly-owned subsidiary of MetLife Investors Group, Inc., which in turn is a wholly-owned subsidiary of MetLife, Inc. MetLife Investors Distribution Company's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. It is not anticipated that the merger will have an impact on the distribution of the Contracts or the level of compensation paid in connection with such distribution. References in the prospectus and statement of additional information to the principal underwriter and distributor of the Contracts shall be deemed to refer to MetLife Investors Distribution Company.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (FORMERLY THE TRAVELERS INSURANCE COMPANY)
          METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
         METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
        METLIFE OF CT SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES

                METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
               (FORMERLY THE TRAVELERS LIFE AND ANNUITY COMPANY)
           METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
         METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
        METLIFE OF CT SEPARATE ACCOUNT FOURTEEN FOR VARIABLE ANNUITIES

                            PIONEER ANNUISTAR FLEX
                            PIONEER ANNUISTAR PLUS
                               PIONEER ANNUISTAR
                            PIONEER ANNUISTAR VALUE

                      SUPPLEMENT DATED DECEMBER 15, 2006
                                    TO THE
                        PROSPECTUSES DATED MAY 1, 2006

This supplements the information contained in the Prospectuses for the variable annuity Contracts listed above. This supplement should be read in its entirety and kept together with the Prospectus for future reference.

1.  REORGANIZATION OF PIONEER VCT PORTFOLIOS

Effective on or about December 15, 2006, three Portfolios of the Pioneer Variable Trust available under the Contracts were reorganized by merger into three other Pioneer VCT Portfolios also available under the Contracts. The reorganizations were as follows:

   . Pioneer Balanced VCT Portfolio into Pioneer Ibbotson Moderate Allocation VCT Portfolio

   .  Pioneer Europe VCT Portfolio into Pioneer International Value VCT
      Portfolio

   . Pioneer AmPac Growth VCT Portfolio into Pioneer Oak Ridge Large Cap Growth VCT Portfolio

Upon closing of the reorganizations, Contract Owners who had Contract Value allocated to the Pioneer Balanced VCT Portfolio, the Pioneer Europe VCT Portfolio and the Pioneer AmPac Growth VCT Portfolio received a corresponding class of shares in the Pioneer Ibbotson Moderate Allocation VCT Portfolio, the Pioneer International Value VCT Portfolio and the Pioneer Oak Ridge Large Cap Growth VCT Portfolio, respectively. The reorganizations did not cause any change in a Contract's total Contract Value.

2.  MERGER OF PRINCIPAL UNDERWRITER

Effective October 20, 2006, the principal underwriter and distributor of the Contracts, MLI Distribution LLC, merged with and into MetLife Investors Distribution Company. MetLife Investors Distribution Company is a wholly-owned subsidiary of MetLife Investors Group, Inc., which in turn is a wholly-owned subsidiary of MetLife, Inc. MetLife Investors Distribution Company's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. It is not anticipated that the merger will have an impact on the distribution of the Contracts or the level of compensation paid in connection with such distribution. References in the prospectus and statement of additional information to the principal underwriter and distributor of the Contracts shall be deemed to refer to MetLife Investors Distribution Company.

3.  CLASSIFICATION OF PORTFOLIOS

The Portfolio classifications for the following three Portfolios, as set forth in the Guaranteed Minimum Accumulation Benefit ("GMAB") section of the prospectus, are revised as follows:

   .  Pioneer High Yield VCT Portfolio is classified as a Class A Portfolio

   . Pioneer Ibbotson Growth Allocation VCT Portfolio is classified as a Class B Portfolio

   . Pioneer Ibbotson Moderate Allocation VCT Portfolio is classified as a Class B Portfolio